Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2024 HKD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 HKD ($)	Dec. 31, 2022 HKD ($)
Pay vs Performance Disclosure
Net Income (Loss)	$ 8,063,331	$ 1,038,059	$ 4,414,733	$ 12,400,516